UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       Dickstein Partners Inc.
Address:    660 Madison Avenue, 16th Floor
            New York, NY 10021
            Todd Jablonsky, (212) 754-4000, Chief Financial Officer

Form 13F File Number:    28-4300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Todd Jablonsky
Title:    Chief Financial Officer
Phone:    (212) 754-4000

Signature, Place, and Date of Signing:

     /s/Todd Jablonsky             New York, NY                11/13/2006
    ----------------------    -------------------------   ----------------
          [Signature]              [City, State]                [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       0

Form 13F Information Table Value Total:       $0 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1.        28-4210                  Mark Dickstein*

*Mark Dickstein is the president and sole director of Dickstein Partners Inc. and all investment and trading decisions are made under his direction.

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                                                   FORM 13F INFORMATION TABLE

                                                                                                                     Column 8
  Column 1        Column 2      Column 3     Column 4                  Column 5             Column 6    Column 7      Voting
                                                                                                                     Authority
Name of Issuer Title of Class    CUSIP     Value (X$1000) Shares or PRN   SH/PRN Put/Call   Investment   Other    Sole  Shared None
                                                                AMT                         Discretion  Managers
